                                  ROPES & GRAY
                             One International Place
                        Boston, Massachusetts 02110-2624
                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7362

                                                     March 3, 2000

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:   Schroder Series Trust (File Nos. 33-65632; 811-7840)
               ----------------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned has been authorized by Schroder Series Trust (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the Act, and to certify that:

         1. (i) the definitive form of Prospectus dated March 1, 2000 describing the Investor Shares of the Trust, (ii) the definitive form of Prospectus dated March 1, 2000 describing the Advisor Shares of the Trust, and (iii) the Trust's definitive form of Statement of Additional Information dated March 1, 2000 do not differ from those contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

         2. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on February 29, 2000 pursuant to Rule 485(b) under the Act.

No fees are required in connection with this filing. Please contact the undersigned at (617) 951-7362 with any questions or comments regarding this matter.

                                                     Very truly yours,


                                                     /s/ David C. Sullivan
                                                     David C. Sullivan

DCS: ACTIVE:8206466;1
cc:  Alexandra Poe, Esq.
     Carin Muhlbaum, Esq.
     Timothy W. Diggins, Esq.